Income Tax - Major components of income tax benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Current income tax:
Current income tax charge	$ (1,956)	$ (11,518)	$ (6,475)
Adjustments in respect to current income tax of previous years	(48)	(25)	989
Deferred tax:
Benefit (expense) relating to origination and reversal of temporary differences	(18,140)	28,061	17,041
Adjustments in respect to deferred income tax of previous years	(33,363)	630	(2,275)
Income tax benefit (expense)	$ (53,507)	$ 17,148	$ 9,280